The Authorization of Financial Statements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
The Authorization of Financial Statements
2.	The Authorization of Financial Statements
These consolidated financial statements were authorized for issue by the audit committee of the Board of Directors of AUO on March 20, 2020.